UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
While small cap stocks posted a gain for the fourth quarter, it wasn’t enough to prevent a negative return for the year ending December 31, 2015. The headline news that weighed most on investors’ minds in 2015 seemed to center on concerns over China’s growth – and its impact in the region and around the world – and the sell-off in commodities. China continued to surprise to the downside when announcing growth figures, and even took the unusual step of devaluing the yuan to boost exports. After a mid-year rally, oil sold off sharply in the second half, finishing the year 65% lower than its 2015 high. Investors were also deeply engaged in the “will they or won’t they” timing debate regarding the Federal Reserve’s decision to raise interest rates. The guessing came to an end when the Federal Reserve raised the target federal funds rate by a quarter point in mid-December and signaled more to come in 2016. Despite tepid economic growth and declining corporate profitability in 2015, it was the second-best year for job creation since 1999. While the pace of growth in the U.S. may lag other prior recoveries, it currently remains one of the best performers when viewed across the full global economic landscape.
U.S. large cap equities outpaced small caps in the fourth quarter and calendar 2015. In fact, large caps notched a gain for the year, while small caps declined. Technology and health care were the stronger sectors in both large- and small-caps. Given the severe decline in commodity prices, it’s no surprise that the energy and materials sectors were the clear loser in 2015. In the Russell 2000® Index, the energy sector declined 39% while materials slid 23%. Furthermore, in a very persistent theme throughout the year, growth stocks beat value stocks across the cap spectrum.
As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals, 3) supported by attractive market sentiment, and 4) run by shareholder-friendly management. We employ a quantitative Stock Selection Model designed to capture these four investment concepts which we call Value, Earnings Expectations, Market Sentiment, and Management & Quality, respectively. Given investors’ focus on growth in 2015, the best-performing concepts in our small cap Stock Selection Model were Earnings Expectations and Market Sentiment. Here, the reward to companies with high and improving earnings expectations and positive price momentum, respectively, was most evident. However, the Model’s Management & Quality concept was also positive, reflecting investors’ appetite for efficiently-run and shareholder-friendly companies. The Value concept, meanwhile, was flat. Since we’ve purposely built the Model to strike a balance among sources of return, we are pleased to see contributions from a variety of concepts.
Strong results from our Stock Selection Model translated into attractive performance for the Great-West Invesco Small Cap Value Fund (Initial Class shares) in 2015, which returned -7.12%, outpacing its benchmark, the Russell 2000 Value® Index. Stock selection in the financials (real estate) and consumer staples (food, beverage & tobacco) sectors was a leading contributor to returns over both periods. While energy was the worst-performing sector in the benchmark in 2015, our stock selection within the sector was a positive contributor to returns, particularly in energy equipment & services. Conversely, the industrials sector (capital goods) proved the most challenging over the quarter and year.

The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.
Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-7.30%
Initial Class	-7.12%	8.79%	7.39%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Financial	37.00%
Consumer, Non-cyclical	19.58
Communications	8.89
Consumer, Cyclical	6.59
Industrial	5.63
Utilities	4.03
Energy	3.90
Technology	3.02
Basic Materials	1.16
Short Term Investments	10.20
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 921.40	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35
Initial Class
Actual	$1,000.00	$ 919.90	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.11	$7.16
*	Expenses are equal to the Fund's annualized expense ratio of 1.05% for the Institutional Class and 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.24%
63,100	Gold Resource Corp	$ 104,746
34,900	Mercer International Inc	315,845
7,700	Schnitzer Steel Industries Inc	110,649
36,800	Stillwater Mining Co(a)(b)	315,376
		846,616
Communications — 9.48%
2,400	Bankrate Inc(a)	31,920
23,000	Demand Media Inc(a)	126,500
59,300	DHI Group Inc(a)	543,781
120,400	EarthLink Holdings Corp	894,572
78,700	Extreme Networks Inc(a)	321,096
57,600	General Cable Corp(a)	773,568
8,000	General Communication Inc Class A(a)	158,240
31,400	Harmonic Inc(a)	127,798
2,900	Inteliquent Inc	51,533
6,500	Ixia (a)	80,795
12,200	NETGEAR Inc(a)	511,302
38,100	NeuStar Inc Class A(a)(b)	913,257
7,400	PC-Tel Inc	33,670
78,800	Polycom Inc(a)	992,092
3,800	Sohu.com Inc(a)	217,322
15,600	Spok Holdings Inc	285,792
4,700	TechTarget Inc(a)	37,741
16,600	United Online Inc(a)	195,714
9,300	Web.com Group Inc(a)	186,093
		6,482,786
Consumer, Cyclical — 7.03%
15,500	American Axle & Manufacturing Holdings Inc(a)	293,570
20,200	Boyd Gaming Corp(a)	401,374
3,200	Caesars Entertainment Corp(a)(b)	25,248
11,800	China Automotive Systems Inc(a)	54,044
9,100	Commercial Vehicle Group Inc(a)	25,116
11,200	Cooper Tire & Rubber Co	423,920
1,900	Delta Apparel Inc(a)	26,676
6,500	DineEquity Inc	550,355
17,900	Express Inc(a)	309,312
47,600	Isle of Capri Casinos Inc(a)	663,068
3,700	Liberty TripAdvisor Holdings Inc Class A(a)	112,258
50,500	Meritor Inc(a)	421,675
7,700	Outerwall Inc(b)	281,358
7,200	Perry Ellis International Inc(a)	132,624
14,700	Sears Hometown and Outlet Store(a)	117,600
26,200	Titan Machinery Inc(a)	286,366
22,300	Tower International Inc	637,111
Shares		Fair Value
Consumer, Cyclical — (continued)
12,300	Trans World Entertainment Corp(a)(b)	$ 44,034
		4,805,709
Consumer, Non-Cyclical — 20.89%
133,300	ACCO Brands Corp(a)	950,429
11,500	Adamas Pharmaceuticals Inc(a)	325,680
700	Almost Family Inc(a)	26,761
1,400	Amsurg Corp(a)	106,400
3,900	Apollo Education Group Inc Class A(a)	29,913
21,100	Applied Genetic Technologies Corp(a)	430,440
50,700	ARC Document Solutions Inc(a)	224,094
2,900	BioSpecifics Technologies Corp(a)	124,613
7,800	Cal-Maine Foods Inc(b)	361,452
43,100	Cambium Learning Group Inc(a)	209,035
4,500	Cambrex Corp(a)	211,905
12,900	Central Garden & Pet Co Class A(a)	175,440
5,900	CRA International Inc(a)	110,035
4,400	CSS Industries Inc	124,872
19,500	Cumberland Pharmaceuticals Inc(a)	102,570
61,800	Dean Foods Co(b)	1,059,870
4,600	DeVry Education Group Inc(b)	116,426
700	Eagle Pharmaceuticals Inc(a)	62,069
31,900	Ennis Inc	614,075
16,500	Farmer Bros Co(a)	532,455
33,200	Hackett Group Inc	533,524
6,300	Heidrick & Struggles International Inc	171,486
2,300	Helen of Troy Ltd(a)	216,775
8,900	INC Research Holdings Inc(a)	431,739
40,000	Information Services Group Inc	144,800
10,100	Insperity Inc	486,315
2,500	John B Sanfilippo & Son Inc	135,075
45,200	K12 Inc(a)	397,760
4,300	LeMaitre Vascular Inc	74,175
9,400	LHC Group Inc(a)	425,726
12,500	Merit Medical Systems Inc(a)	232,375
11,000	MGP Ingredients Inc(b)	285,450
42,600	Monster Worldwide Inc(a)	244,098
6,400	NewLink Genetics Corp(a)(b)	232,896
27,800	Omega Protein Corp(a)	617,160
148,200	PDL BioPharma Inc(b)	524,628
11,800	Pfenex Inc(a)(b)	146,084
17,300	Progenics Pharmaceuticals Inc(a)	106,049
21,500	RadNet Inc(a)	132,870
21,700	Repligen Corp(a)	613,893
53,900	RPX Corp(a)	592,900
4,700	RR Donnelley & Sons Co(b)	69,184
26,300	SciClone Pharmaceuticals Inc(a)	241,960
27,200	Sucampo Pharmaceuticals Inc Class A(a)	470,288
18,700	SUPERVALU Inc(a)	126,786
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,800	Triple-S Management Corp Class B(a)	$ 162,588
10,100	Universal Corp	566,408
		14,281,526
Energy — 4.16%
1,000	Adams Resources & Energy Inc	38,400
12,600	Alon USA Energy Inc	186,984
7,200	Clayton Williams Energy Inc(a)	212,904
75,000	Cloud Peak Energy Inc(a)	156,000
48,500	EP Energy Corp Class A(a)(b)	212,430
13,100	Evolution Petroleum Corp	63,011
10,200	Gulf Island Fabrication Inc	106,692
26,600	MRC Global Inc(a)	343,140
40,200	Noble Corp PLC(b)	424,110
3,600	Panhandle Oil & Gas Inc	58,176
2,500	PDC Energy Inc(a)	133,450
68,100	Pioneer Energy Services Corp(a)	147,777
10,100	REX American Resources Corp(a)(b)	546,107
56,300	Ultra Petroleum Corp(a)	140,750
12,800	WPX Energy Inc(a)	73,472
		2,843,403
Financial — 39.47%
12,300	Access National Corp	251,658
20,500	Altisource Portfolio Solutions SA(a)	570,105
54,800	Ambac Financial Group Inc(a)	772,132
9,900	American Assets Trust Inc REIT	379,665
10,500	AmTrust Financial Services Inc(b)	646,590
135,600	Anworth Mortgage Asset Corp REIT	589,860
26,800	Arbor Realty Trust Inc REIT	191,620
48,000	ARMOUR Residential Inc REIT	1,044,480
11,300	Aspen Insurance Holdings Ltd	545,790
20,500	Assured Guaranty Ltd	541,815
400	BancFirst Corp	23,448
25,900	Banco Latinoamericano de Comercio Exterior SA	671,587
3,200	C&F Financial Corp(b)	124,800
18,300	Cardinal Financial Corp	416,325
62,900	Cedar Realty Trust Inc REIT	445,332
22,100	Central Pacific Financial Corp	486,642
3,100	Century Bancorp Inc Class A	134,726
23,500	Charter Financial Corp	310,435
3,600	Citizens & Northern Corp	75,600
12,700	CoreSite Realty Corp REIT	720,344
21,100	CubeSmart REIT	646,082
7,400	CVB Financial Corp	125,208
30,900	CyrusOne Inc REIT	1,157,205
17,900	CYS Investments Inc REIT	127,627
3,700	DiamondRock Hospitality Co REIT	35,705
23,400	Dime Community Bancshares Inc	409,266
Shares		Fair Value
Financial — (continued)
36,800	DuPont Fabros Technology Inc REIT	$ 1,169,872
2,200	Enterprise Financial Services Corp	62,370
10,500	Equity LifeStyle Properties Inc REIT	700,035
21,300	FelCor Lodging Trust Inc REIT	155,490
2,400	Financial Institutions Inc	67,200
7,200	First BanCorp(a)	23,400
4,800	First Busey Corp	99,024
1,400	First Business Financial Services Inc	35,014
7,500	First Defiance Financial Corp	283,350
24,300	First Interstate BancSystem Inc Class A	706,401
15,400	First Merchants Corp	391,468
1,200	First of Long Island Corp	36,000
39,800	Flagstar Bancorp Inc(a)	919,778
2,500	Franklin Financial Network Inc(a)	78,450
4,500	Getty Realty Corp REIT	77,175
17,100	Gramercy Property Trust REIT	132,012
14,200	Hatteras Financial Corp REIT	186,730
600	HCI Group Inc(b)	20,910
36,200	Heritage Insurance Holdings	789,884
1,400	Hingham Institution for Savings	167,720
5,600	Horizon Bancorp	156,576
10,600	International FCStone Inc(a)	354,676
13,900	Lakeland Financial Corp	648,018
36,500	Mack-Cali Realty Corp REIT	852,275
7,500	MainSource Financial Group Inc	171,600
8,700	MBIA Inc(a)	56,376
1,900	Merchants Bancshares Inc	59,831
2,000	Meta Financial Group Inc	91,860
47,000	MGIC Investment Corp(a)	415,010
4,510	Monarch Financial Holdings Inc	81,135
5,700	National Health Investors Inc REIT	346,959
2,300	Nelnet Inc Class A	77,211
2,000	Northrim BanCorp Inc	53,200
4,200	Ocwen Financial Corp(a)(b)	29,274
9,400	Orrstown Financial Services Inc	169,012
16,200	PennyMac Financial Services Inc Class A(a)	248,832
1,900	Piedmont Office Realty Trust Inc REIT Class A	35,872
3,500	Post Properties Inc REIT	207,060
2,000	Preferred Bank	66,040
63,200	Radian Group Inc	846,248
3,700	RE/MAX Holdings Inc Class A	138,010
9,500	Regional Management Corp(a)	146,965
3,400	Republic Bancorp Inc Class A	89,794
6,200	RLJ Lodging Trust REIT	134,106
2,100	S&T Bancorp Inc	64,722
7,900	Security National Financial Corp Class A(a)(b)	51,745
17,400	Silver Bay Realty Trust Corp REIT	272,484
19,100	Southwest Bancorp Inc	333,868
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
4,300	Sovran Self Storage Inc REIT	$ 461,433
3,700	St Joe Co(a)(b)	68,487
1,500	Stock Yards Bancorp Inc	56,685
10,800	Suffolk Bancorp	306,180
25,800	Summit Hotel Properties Inc REIT	308,310
14,600	United Community Banks Inc	284,554
35,300	Walker & Dunlop Inc(a)	1,016,993
5,200	Washington Federal Inc	123,916
3,900	Washington Trust Bancorp Inc	154,128
3,500	Weingarten Realty Investors REIT	121,030
17,000	West Bancorporation Inc	335,750
		26,982,555
Industrial — 6.00%
4,400	Argan Inc	142,560
22,500	Atlas Air Worldwide Holdings Inc(a)	930,150
12,000	Ducommun Inc(a)	194,640
23,400	Global Brass & Copper Holdings Inc	498,420
4,800	Kadant Inc	194,928
20,900	Multi-Fineline Electronix Inc(a)	432,212
128,100	Navios Maritime Acquisition Corp	385,581
4,100	Olympic Steel Inc	47,478
8,600	Stoneridge Inc(a)	127,280
2,900	Tech Data Corp(a)	192,502
14,500	TTM Technologies Inc(a)	94,395
11,300	USA Truck Inc(a)	197,185
4,500	Willis Lease Finance Corp(a)	90,450
17,500	Xerium Technologies Inc(a)	207,375
15,300	YRC Worldwide Inc(a)	216,954
13,800	ZAGG Inc(a)	150,972
		4,103,082
Technology — 3.23%
11,100	Alpha & Omega Semiconductor Ltd(a)(b)	102,009
5,800	Convergys Corp	144,362
4,500	CSG Systems International Inc	161,910
800	DST Systems Inc	91,248
12,200	Leidos Holdings Inc	686,372
10,100	NCI Inc Class A	137,865
19,600	Rovi Corp(a)(b)	326,536
3,700	Rudolph Technologies Inc(a)	52,614
20,700	Sigma Designs Inc(a)	130,824
12,400	Tessera Technologies Inc	372,124
		2,205,864
Utilities — 4.30%
3,800	Black Hills Corp	176,434
3,000	Chesapeake Utilities Corp	170,250
5,600	El Paso Electric Co	215,600
29,700	Ormat Technologies Inc(b)	1,083,159
1,200	PNM Resources Inc	36,684
3,600	Portland General Electric Co	130,932
Shares		Fair Value
Utilities — (continued)
12,200	SJW Corp	$ 361,730
13,800	Southwest Gas Corp	761,208
		2,935,997
TOTAL COMMON STOCK — 95.80% (Cost $64,265,261)		$ 65,487,538
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.25%
$2,065,000	Federal Home Loan Bank 0.03%, 01/04/2016	2,064,995
160,000	U.S. Treasury Bills(c) 0.26%, 03/10/2016	159,922
		2,224,917
Repurchase Agreements — 7.63%
260,702	Repurchase agreement (principal amount/value $260,746 with a maturity value of $260,755) with Scotia Capital (USA) Inc, 0.30%, dated 12/31/15 to be repurchased at $260,702 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 8.50%, 2/29/16 - 2/15/45, with a value of $265,970.(d)	260,702
1,238,540	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $1,238,540 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(d)	1,238,540
1,238,540	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $1,238,540 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(d)	1,238,540
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,238,540	Undivided interest of 3.99% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $1,238,540 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(d)
$ 1,238,540
1,238,539	Undivided interest of 6.37% in a repurchase agreement (principal amount/value $19,440,612 with a maturity value of $19,441,282) with BNP Paribas Securities Corp, 0.31%, dated 12/31/15 to be repurchased at $1,238,539 on 1/4/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 4.50%, 6/9/16 - 5/20/45, with a value of $19,829,426.(d)	1,238,539
5,214,861
SHORT TERM INVESTMENTS — 10.88% (Cost $7,439,778)		$ 7,439,778
TOTAL INVESTMENTS — 106.68% (Cost $71,705,039)		$ 72,927,316
OTHER ASSETS & LIABILITIES, NET — (6.68)%		$ (4,568,698)
TOTAL NET ASSETS — 100.00%		$ 68,358,618
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	17	USD	$1,923,550	March 2016	$(4,336)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $5,068,918 of securities on loan)(a)	$67,712,455
Repurchase agreements, fair value(b)	5,214,861
Cash	205,015
Subscriptions receivable	427,366
Dividends receivable	114,893
Total Assets	73,674,590
LIABILITIES:
Payable to investment adviser	60,070
Payable for administrative services fees	3,886
Payable upon return of securities loaned	5,214,861
Redemptions payable	17,641
Variation margin on futures contracts	19,514
Total Liabilities	5,315,972
NET ASSETS	$68,358,618
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$788,633
Paid-in capital in excess of par	66,517,065
Net unrealized appreciation	1,217,941
Accumulated net realized loss	(165,021)
NET ASSETS	$68,358,618
NET ASSETS BY CLASS
Initial Class	$14,157,230
Institutional Class	$54,201,388
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	1,504,091
Institutional Class	6,382,237
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.41
Institutional Class	$8.49
(a) Cost of investments	$66,490,178
(b) Cost of repurchase agreements	$5,214,861
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$395
Income from securities lending	92,121
Dividends	1,103,915
Foreign withholding tax	(708)
Total Income	1,195,723
EXPENSES:
Management fees	793,146
Administrative services fees – Initial Class	24,134
Total Expenses	817,280
NET INVESTMENT INCOME	378,443
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,114,349
Net realized loss on futures contracts	(79,500)
Net Realized Gain	5,034,849
Net change in unrealized depreciation on investments	(10,084,643)
Net change in unrealized depreciation on futures contracts	(20,726)
Net Change in Unrealized Depreciation	(10,105,369)
Net Realized and Unrealized Loss	(5,070,520)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,692,077)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Invesco Small Cap Value Fund	2015	2014
OPERATIONS:
Net investment income	$378,443	$209,656
Net realized gain	5,034,849	9,270,907
Net change in unrealized depreciation	(10,105,369)	(3,144,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,692,077)	6,336,157
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(18,380)	-
Institutional Class	(77,991)	N/A
From return of capital	(96,371)	0
From net investment income
Initial Class	(23,731)	(3,104,763)
Institutional Class	(168,482)	N/A
From net investment income	(192,213)	(3,104,763)
From net realized gains
Initial Class	(994,443)	(8,489,347)
Institutional Class	(4,426,713)	N/A
From net realized gains	(5,421,156)	(8,489,347)
Total Distributions	(5,709,740)	(11,594,110)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	12,128,571	16,704,288
Institutional Class	69,119,943	N/A
Shares issued in reinvestment of distributions
Initial Class	1,036,554	11,594,110
Institutional Class	4,673,186	N/A
Shares redeemed
Initial Class	(70,851,566)	(21,272,260)
Institutional Class	(10,804,187)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	5,302,501	7,026,138
Total Increase (Decrease) in Net Assets	(5,099,316)	1,768,185
NET ASSETS:
Beginning of year	73,457,934	71,689,749
End of year	$68,358,618	$73,457,934
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,143,841	1,377,914
Institutional Class	6,969,644	N/A
Shares issued in reinvestment of distributions
Initial Class	107,123	1,018,932
Institutional Class	533,283	N/A
Shares redeemed
Initial Class	(6,434,844)	(1,716,363)
Institutional Class	(1,120,690)	N/A
Net Increase	1,198,357	680,483
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$10.98	0.03 (b)	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04 (b)	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
12/31/2013	$10.58	0.13 (b)	3.59	3.72	-	(1.13)	(1.24)	(2.37)	$11.93	35.65%
12/31/2012	$ 9.65	0.16 (b)	1.62	1.78	-	(0.30)	(0.55)	(0.85)	$10.58	18.58%
12/31/2011	$11.06	0.06	(0.73)	(0.67)	-	(0.06)	(0.68)	(0.74)	$ 9.65	(6.02%)
Institutional Class
12/31/2015 (c)	$10.00	0.05 (b)	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
12/31/2015	$14,157	1.40%	1.40%	N/A	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	N/A	0.29%	90%
12/31/2013	$71,690	1.40%	1.40%	1.09%	1.09%	100%
12/31/2012	$64,357	1.40%	1.40%	1.54%	1.54%	104%
12/31/2011	$59,900	1.40%	1.40%	0.53%	0.53%	127%
Institutional Class
12/31/2015 (c)	$54,201	1.05% (f)	1.05% (f)	N/A	0.79% (f)	82%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Institutional Class inception date was May 1, 2015.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 65,487,538	$ —	$ —	$ 65,487,538
Short Term Investments	—	7,439,778	—	7,439,778
Total Assets	$ 65,487,538	$ 7,439,778	$ 0	$ 72,927,316
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (4,336)	$ —	$ —	$ (4,336)
Total Liabilities	$ (4,336)	$ 0	$ 0	$ (4,336)

Annual Report - December 31, 2015

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$335,515	$3,104,763
Long-term capital gain	5,277,854	8,489,347
Return of capital	96,371	-
	$5,709,740	$11,594,110
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(96,373)	$(89,859)	$186,232

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(63,643)
Net unrealized appreciation	1,116,563
Tax composition of capital	$1,052,920
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(63,643)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$71,810,753
Gross unrealized appreciation on investments	8,334,829
Gross unrealized depreciation on investments	(7,218,266)
Net unrealized appreciation on investments	$1,116,563
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 12 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(4,336) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(79,500)	Net change in unrealized depreciation on futures contracts	$(20,726)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.

Annual Report - December 31, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $54,238,384 and $56,695,003, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $5,068,918 and received collateral as reported on the Statement of Assets and Liabilities of $5,214,861 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Invesco Small Cap Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Invesco Small Cap Value Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 92% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016